Other Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 31, 2019	Jan. 26, 2018
Other Income (Loss) [Line Items]
(Loss) gain on bond repurchases	$ (12,694)	$ 0	$ 1,470
Credit loss provision	2,604	(2,490)	(901)
Other - net	4,811	(15,190)	(5,353)
Miscellaneous (loss) income	(1,426)	(1,892)	1,153
Foreign Currency Gain (Loss)	2,995	(2,414)	(2,345)
Petrojarl Foinaven FPSO
Other Income (Loss) [Line Items]
Asset Retirement Obligation, Period Increase (Decrease)	638
FPSO
Other Income (Loss) [Line Items]
Asset Retirement Obligation, Period Increase (Decrease)		$ (8,394)	$ (3,260)
Senior Notes (8.5%) due January 15, 2020
Other Income (Loss) [Line Items]
(Loss) gain on bond repurchases	9,200
Debt Instrument, Repurchase Amount	$ 249,000
Debt Instrument, Face Amount				$ 250,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	9.25%	9.25%		9.25%
Convertible Debt [Member] | Teekay Parent
Other Income (Loss) [Line Items]
(Loss) gain on bond repurchases	$ 3,500
Debt Instrument, Repurchased Face Amount	91,000
Debt Instrument, Repurchase Amount	$ 92,800
Debt Instrument, Face Amount					$ 125,000